LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.    LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values.

	As of December 31,
	2021	2022

	(HK$ in thousands)

Equity method investments (1)	7,798	224,042
Equity investments without readily determinable fair values (2)	15,596	15,652
Total	23,394	239,694
(1)	Equity method investments

As of December 31, 2021 and 2022, the Group’s investments accounted for under the equity method totaled HK$7,798 thousand and HK$224,042 thousand, respectively. The Group applies the equity method of accounting to account for its equity method investments over which it has significant influence but does not own a majority equity interest or otherwise control.

In January 2019, the Group invested in a private company by acquiring 20% ordinary equity interest with a total consideration of HK$6,709 thousand. The Group accounts for this as an equity method investment. Based on the Group’s assessment on the recoverable amounts of the equity method investment, as of December 31, 2021 and 2022, the impairment provision on the equity method investment was HK$5,888 thousand and HK$5,888 thousand.

In December 2021, the Group invested in a private equity fund by acquiring approximately 10% ordinary equity interest with a total consideration of HK$7,798 thousand. The Group accounts for this as an equity method investment. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2021 and 2022, no impairment provision on the equity method investment was recognized.

9.    LONG-TERM INVESTMENTS (Continued)

In June 2022, the Group invested in a private equity fund by acquiring approximately 16% ordinary equity interest with a total consideration of HK$235,434 thousand. The Group accounts for this as an equity method investment. For the year ended December 31, 2022, loss on investment recognized were HK$17,752 thousand. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2022, no impairment provision on the equity method investment was recognized.

(2)	Equity investments without readily determinable fair values

As of December 31, 2021 and 2022, the Group’s equity investments without readily determinable fair values totaled HK$15,596 thousand and HK$15,652 thousand, respectively. In December 2021, the Group invested in a private equity fund by acquiring 2.75% ordinary equity interest with a total consideration of HK$15,596 thousand. Equity securities without determinable fair values of the Group represent investments in privately held companies with no readily determinable fair value. The Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes. As of December 31, 2021 and 2022, no impairment provision on the equity investments without readily determinable fair values was recognized.